Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000234159 | State Street Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234159 | Global Medical Response, Inc.FR_37956SAB0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234159 | Fair Isaac Corp.FR_303250AF1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234159 | Allied Universal Holdco LLCFR_01957TAX5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | HLF Financing SARL LLC/Herbalife International, Inc.FR_40390DAC9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | JetBlue Airways Corp./JetBlue Loyalty LPFR_476920AA1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234159 | Cloud Software Group, Inc.FR_88632NBL3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Rocket Software, Inc.FR_77313DAW1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | Kioxia Holdings Corp.FR_49726JAB4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234159 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000234159 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000234159 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234159 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234159 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234159 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000101921 | Global Medical Response, Inc.FR_37956SAB0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101921 | Allied Universal Holdco LLCFR_01957TAX5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000101921 | CommScope, Inc.FR_BA000CR92
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101921 | Boost Newco Borrower LLCFR_92943EAG1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000101921 | X Corp.FR_90184NAG3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101921 | Gainwell Acquisition Corp.FR_59909TAC8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101921 | Great Outdoors Group LLCFR_07014QAP6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101921 | Peraton Corp.FR_71360HAB3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000101921 | Barclays Capital, IncFR_068992007_3.600000_2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000101921 | Asurion LLCFR_04649VBA7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000101921 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000101921 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	88.60%
C000101921 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000101921 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000101921 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000101921 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164161 | Banco de Credito del Peru SAFR_05971V2D6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164161 | Chile Electricity Lux MPC II SARLFR_16882LAB8
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164161 | Oversea-Chinese Banking Corp. Ltd.FR_ACI2684J2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164161 | MISC Capital Two Labuan Ltd.FR_Y6080GAB3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164161 | Corp. Nacional del Cobre de ChileFR_P3143NBE3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164161 | ONGC Videsh Vankorneft Pte. Ltd.FR_Y6478NAA0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164161 | Pertamina Persero PTFR_69370RAK3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000164161 | Chile Electricity Lux MPC SARLFR_L15669AA9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164161 | DBS Group Holdings Ltd.FR_ACI1W6K10
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164161 | Perusahaan Perseroan Persero PT Perusahaan Listrik NegaraFR_71568QAC1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164161 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000164161 | Chile
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000164161 | India
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000164161 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000164161 | Peru
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000164161 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000164161 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000164161 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164161 | Paraguay
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164161 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164160 | U.S. Treasury NotesFR_91282CPE5
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000164160 | U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000164160 | U.S. Treasury NotesFR_912828ZV5
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164160 | U.S. Treasury NotesFR_91282CAV3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000164160 | U.S. Treasury NotesFR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164160 | PRPM TrustFR_693983AA6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164160 | OBX TrustFR_67121DAA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164160 | U.S. Treasury NotesFR_912828ZE3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164160 | OBX TrustFR_673924AE6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164160 | COLT Mortgage Loan TrustFR_19688UAK8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000164160 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000164160 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164160 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000164160 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164160 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000164160 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000164160 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000164160 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144728 | U.S. Treasury NotesFR_91282CBJ9
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000144728 | U.S. Treasury NotesFR_91282CAV3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144728 | U.S. Treasury NotesFR_91282CCZ2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144728 | U.S. Treasury NotesFR_91282CBT7
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000144728 | U.S. Treasury NotesFR_91282CCF6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144728 | U.S. Treasury NotesFR_91282CAE1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144728 | Federal Home Loan Mortgage Corp.FR_3142GSE20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144728 | Federal Home Loan Mortgage Corp.FR_31427PJG0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144728 | Federal National Mortgage AssociationFR_3140QVEV2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000144728 | U.S. Treasury BillsFR_912797SB4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000144728 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000144728 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144728 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000144728 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144728 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000144728 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000144728 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000144728 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000144728 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000144728 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229692 | State Street Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000229692 | Invesco Senior Loan ETFFR_46138G508
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000229692 | Applied Materials, Inc.FR_038222AU9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000229692 | BCC Middle Market CLO LLCFR_05555YAA1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000229692 | Roche Holdings, Inc.FR_771196CU4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229692 | UniCredit SpAFR_904678AQ2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000229692 | BNP Paribas SAFR_05602XQR2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | Helmerich & Payne, Inc.FR_423452AN1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000229692 | S&S Holdings LLCFR_78524JAF8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229692 | Galaxy U.S. Opco, Inc.FR_36321DAB3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229692 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000229692 | AssetSenior Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000229692 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000229692 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229692 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000229692 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000229692 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231369 | Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NYFR_59260XAN8
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231369 | Massachusetts Development Finance Agency Revenue, MAFR_57584Y2Y4
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231369 | Public Finance Authority Revenue, WIFR_74446CAC4
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231369 | Virginia Small Business Financing Authority Revenue, VAFR_928104PL6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231369 | University of California Revenue, CAFR_91412HUZ4
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231369 | Washington State Housing Finance Commission Revenue, WAFR_93978LHE9
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231369 | Texas Private Activity Bond Surface Transportation Corp. Revenue, TXFR_882667BX5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231369 | Triborough Bridge & Tunnel Authority Revenue, NYFR_896032AK5
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231369 | City of San Francisco Public Utilities Commission Water Revenue, CAFR_79771FGB7
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231369 | State of Connecticut Special Tax Revenue, CTFR_207758D34
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000231369 | New York
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000231369 | California
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000231369 | Texas
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231369 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231369 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000231369 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000231369 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000231369 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231369 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231369 | Oregon
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225200 | Triborough Bridge & Tunnel Authority Revenue, NYFR_896032AK5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225200 | Arizona Board of Regents Revenue, AZFR_040664NJ9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225200 | New Mexico Hospital Equipment Loan Council Revenue, NMFR_647370HV0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225200 | Utah Telecommunication Open Infrastructure Agency Revenue, UTFR_91756SAR4
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225200 | New York City Industrial Development Agency Revenue, NYFR_64971PKD6
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225200 | San Francisco Bay Area Rapid Transit District, General Obligation, CAFR_797661G82
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225200 | Southeast Energy Authority A Cooperative District Revenue, ALFR_84136HAU7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225200 | California Community Choice Financing Authority Revenue, CAFR_13013JEN2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225200 | Main Street Natural Gas, Inc. Revenue, GAFR_56035DGB2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225200 | Fort Bend Independent School District, General Obligation, TXFR_346843PW9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000225200 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000225200 | California
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000225200 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000225200 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000225200 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225200 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225200 | Oklahoma
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000225200 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000225200 | Utah
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225200 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173571 | State Street SPDR Portfolio Mortgage-Backed Bond ETFFR_78464A383
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000173571 | State Street SPDR Portfolio Intermediate Term Treasury ETFFR_78464A672
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000173571 | State Street SPDR Portfolio Intermediate Term Corporate Bond ETFFR_78464A375
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000173571 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000173571 | State Street SPDR Portfolio Long Term Corporate Bond ETFFR_78464A367
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000173571 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000173571 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000173571 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000101919 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101919 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000101919 | SPDR Portfolio Developed World ex-U.S. ETFFR_78463X889
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000101919 | SPDR Portfolio Emerging Markets ETFFR_78463X509
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000101919 | State Street SPDR Portfolio Aggregate Bond ETFFR_78464A649
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000101919 | State Street SPDR Portfolio S&P 600 Small Cap ETFFR_78468R853
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101919 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101919 | SPDR S&P International Small Cap ETFFR_78463X871
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101919 | SPDR Bloomberg International Corporate Bond ETFFR_78464A151
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101919 | State Street SPDR Bloomberg Emerging Markets USD Bond ETFFR_78468R515
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101919 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000101919 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101919 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000101919 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000101919 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000101919 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101917 | State Street Blackstone Senior Loan ETFFR_78467V608
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000101917 | State Street SPDR Portfolio Long Term Treasury ETFFR_78464A664
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000101917 | State Street SPDR Bloomberg High Yield Bond ETFFR_78468R622
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000101917 | State Street SPDR Bloomberg Emerging Markets USD Bond ETFFR_78468R515
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000101917 | State Street SPDR Portfolio S&P 500 High Dividend ETFFR_78468R788
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000101917 | Schwab U.S. Dividend Equity ETFFR_808524797
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000101917 | State Street U.S. Equity Premium Income ETFFR_78470P838
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000101917 | SPDR S&P Global Infrastructure ETFFR_78463X855
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000101917 | State Street SPDR ICE Preferred Securities ETFFR_78464A292
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101917 | SPDR Bloomberg Emerging Markets Local Bond ETFFR_78464A391
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101917 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000101917 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000101917 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000101917 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000101917 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000101917 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000101916 | State Street SPDR Bloomberg 1-10 Year TIPS ETFFR_78468R861
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000101916 | SPDR S&P Global Infrastructure ETFFR_78463X855
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000101916 | SPDR S&P Global Natural Resources ETFFR_78463X541
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000101916 | SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETFFR_78468R440
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000101916 | State Street SPDR S&P Metals & Mining ETFFR_78464A755
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101916 | The Energy Select Sector SPDR FundFR_81369Y506
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101916 | State Street SPDR Dow Jones REIT ETFFR_78464A607
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000101916 | SPDR FTSE International Government Inflation-Protected Bond ETFFR_78464A490
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101916 | SPDR Dow Jones International Real Estate ETFFR_78463X863
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101916 | VanEck Agribusiness ETFFR_92189F700
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101916 | IndustryDomestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000101916 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000101916 | IndustryDomestic Equity
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000101916 | IndustryInternational Equity
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000101916 | IndustryInternational Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000101916 | IndustryInflation Linked
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000101916 | IndustryReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000101916 | IndustryNatural Resources
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000119098 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000119098 | U.S. Treasury BillsFR_912797PD3
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000119098 | U.S. Treasury BillsFR_912797SJ7
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000119098 | U.S. Treasury NotesFR_91282CNV9
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000119098 | U.S. Treasury NotesFR_91282CHK0
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000119098 | Sumitomo Mitsui Financial Group, Inc.FR_86562MCT5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119098 | Sumitomo Mitsui Financial Group, Inc.FR_86562MAC4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119098 | Mitsubishi UFJ Financial Group, Inc.FR_606822AD6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119098 | BA Credit Card TrustFR_05522RDG0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119098 | NTT Finance Corp.FR_62954WAC9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000119098 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000119098 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000119098 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000119098 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000119098 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119098 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000170017 | State Street Technology Select Sector SPDR ETFFR_81369Y803
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000170017 | State Street Health Care Select Sector SPDR ETFFR_81369Y209
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000170017 | State Street Consumer Staples Select Sector SPDR ETFFR_81369Y308
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000170017 | State Street Financial Select Sector SPDR ETFFR_81369Y605
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000170017 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000170017 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000170017 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000170017 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000170017 | State Street Communication Services Select Sector SPDR ETFFR_81369Y852
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000170017 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000170017 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000170017 | AssetMutual Funds and Exchange Traded Products
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000170017 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	37.40%

[1]	Less than 0.05%.
[2]	Less than 0.05%.